Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.3%
82,714	iShares 20+ Year Treasury Bond ETF	$13,503,888	1.9
178,074	iShares iBoxx Investment Grade Corporate Bond ETF	23,988,348	3.4
574,338	Xtrackers USD High Yield Corporate Bond ETF	27,625,658	4.0

	Total Exchange-Traded Funds
	(Cost $63,307,871)	65,117,894	9.3

MUTUAL FUNDS: 89.8%
	Affiliated Investment Companies: 89.8%
2,952,842	Voya Emerging Markets Index Portfolio - Class P2	34,843,534	5.0
13,544,174	Voya International Index Portfolio - Class P2	130,972,158	18.8
1,861,823	Voya Russell Mid Cap Index Portfolio - Class P2	20,815,186	3.0
14,166,281	Voya U.S. Bond Index Portfolio - Class P2	160,503,961	23.0
16,139,096	Voya U.S. Stock Index Portfolio - Class P2	278,238,018	40.0

	Total Mutual Funds
	(Cost $598,239,154)	625,372,857	89.8

	Total Investments in Securities (Cost $661,547,025)	$690,490,751	99.1
	Assets in Excess of Other Liabilities	6,055,064	0.9
	Net Assets	$696,545,815	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$65,117,894	$–	$–	$65,117,894
Mutual Funds	625,372,857	–	–	625,372,857
Total Investments, at fair value	$690,490,751	$–	$–	$690,490,751
Other Financial Instruments+
Futures	500,861	–	–	500,861
Total Assets	$690,991,612	$–	$–	$690,991,612
Liabilities Table
Other Financial Instruments+
Futures	$(666,145)	$–	$–	$(666,145)
Total Liabilities	$(666,145)	$–	$–	$(666,145)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	32,226,031	8,046,337	(5,424,203)	(4,631)	34,843,534	1,180,151	(913,181)	-
Voya High Yield Bond Fund - Class R6	-	5,560,333	(5,560,333)	-	-	32,803	435,597	-
Voya International Index Portfolio - Class P2	112,438,084	38,841,933	(11,502,481)	(8,805,378)	130,972,158	3,548,819	(427,175)	-
Voya Russell Mid Cap Index Portfolio - Class P2	18,730,661	9,266,263	(6,135,268)	(1,046,470)	20,815,186	292,225	(1,943,161)	2,685,721
Voya Russell Small Cap Index Portfolio - Class P2	12,646,292	3,166,498	(15,905,964)	93,174	-	-	(2,852,558)	-
Voya U.S. Bond Index Portfolio - Class P2	128,755,210	66,968,669	(36,659,289)	1,439,371	160,503,961	3,113,702	3,433,647	806,127
Voya U.S. Stock Index Portfolio - Class P2	259,543,098	70,343,769	(52,715,912)	1,067,063	278,238,018	700,611	2,988,913	10,281,908
	$564,339,376	$202,193,802	$(133,903,450)	$(7,256,871)	$625,372,857	$8,868,311	$722,083	$13,773,755

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	465	12/18/20	$34,977,300	$(622,864)
S&P 500® E-Mini	21	12/18/20	3,519,600	(19,728)
			$38,496,900	$(642,592)
Short Contracts:
Mini MSCI EAFE Index	(149)	12/18/20	(13,806,340)	422,455
Mini MSCI Emerging Markets Index	(64)	12/18/20	(3,483,200)	78,406
U.S. Treasury 10-Year Note	(147)	12/21/20	(20,511,094)	(23,553)
			$(37,800,634)	$477,308

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $663,835,075.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$33,113,728
Gross Unrealized Depreciation	(6,623,336)

Net Unrealized Appreciation	$26,490,392